Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Goodwill, beginning balance	¥ 1,229,208	¥ 1,186,161
Goodwill acquired during year	160,552	102,233
Impairment losses	(53,294)	(4,719)	¥ (3,464)
Foreign currency translation adjustments	(16,932)	(42,966)
Other	(4,889)	(11,501)
Goodwill, ending balance	1,314,645	1,229,208	1,186,161
Long Distance And International Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	496,639	442,100
Goodwill acquired during year	5,915	84,712
Impairment losses	(53,294)	(4,719)
Foreign currency translation adjustments	(21,263)	(22,754)
Other	(867)	(2,700)
Goodwill, ending balance	427,130	496,639	442,100
Mobile Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	483,103	497,215
Foreign currency translation adjustments	(3,033)	(3,175)
Other		(10,937)
Goodwill, ending balance	480,070	483,103	497,215
Data Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	246,895	244,275
Goodwill acquired during year	154,637	17,521
Foreign currency translation adjustments	7,364	(17,037)
Other	(4,022)	2,136
Goodwill, ending balance	404,874	246,895	244,275
Other Segment
Goodwill [Line Items]
Goodwill, beginning balance	2,571	2,571
Goodwill, ending balance	¥ 2,571	¥ 2,571	¥ 2,571